Equity - Schedule of Appropriated and Unappropriated Retained Earnings (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Retained earnings [abstract]
Legal reserves	[1]	₩ 695,347	₩ 557,405
Voluntary reserves		982,000	982,000
Unappropriated retained earnings	[2]	23,995,468	21,001,211
Total		25,672,815	₩ 22,540,616	$ 21,655,685
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations		₩ 4,116,579
Description Of Nature And Purpose Of Legal Reserves Within Equity		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[1]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[2]	Retained earnings restricted for dividend at subsidiaries level pursuant to laws and regulations amounts to ￦ 4,116,579 million as of December 31, 2021.